Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (2,280,627,568)	$ (2,285,467,896)	$ (971,468,479)
Reserve for Corporate Reorganization [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Reorganization of Renewable Assets [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(910,437,224)	(910,437,224)
Reserves" Reorganization of Renewable Assets" [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(407,354,462)	(407,354,462)
Hyperinflation Argentina [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	8,939,332	3,508,753
Other Miscellaneous Reserves
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 7,001,861	$ 7,592,112	$ 7,308,596